UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01403

Putnam Focused International Equity Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Focused International Equity Fund
Class A [PEQUX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$780,553,711
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused International Equity Fund	PAGE 1	38902-STSA-0625

Putnam Focused International Equity Fund
Class C [PUGCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$780,553,711
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused International Equity Fund	PAGE 1	38902-STSC-0625

Putnam Focused International Equity Fund
Class R [PGLRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$780,553,711
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused International Equity Fund	PAGE 1	38902-STSR-0625

Putnam Focused International Equity Fund
Class R6 [PGLEX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$41	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$780,553,711
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused International Equity Fund	PAGE 1	38902-STSR6-0625

Putnam Focused International Equity Fund
Class Y [PEQYX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$47	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$780,553,711
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused International Equity Fund	PAGE 1	38902-STSY-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Focused International
Equity Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam Focused International Equity Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

o
a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.27 $12.80 $11.25 $21.39 $16.77 $16.51
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.21 0.13 0.36
c
0.06 0.06
Net realized and unrealized gains (losses) 1.47 2.41 1.77 (5.16) 4.69 0.21
Total from investment operations ........ 1.53 2.62 1.90 (4.80) 4.75 0.27
Less distributions from:
Net investment income .............. (0.55) (0.15) (0.35) (0.03) (0.13) (0.01)
Net realized gains ................. — — — (5.31) — —
Total distributions ................... (0.55) (0.15) (0.35) (5.34) (0.13) (0.01)
Net asset value, end of period .......... $16.25 $15.27 $12.80 $11.25 $21.39 $16.77
Total return
d
....................... 10.31% 20.51% 16.95% (29.16)% 28.41% 1.62%
Ratios to average net assets
e
Expenses
f
......................... 1.15%
g
1.17% 1.16% 1.11%
h
1.10% 1.13%
Net investment income ............... 0.82% 1.37% 0.96% 2.50%
c
0.31% 0.39%
Supplemental data
Net assets, end of period (000’s) ........ $716,051 $688,440 $633,627 $594,911 $944,938 $799,870
Portfolio turnover rate ................ 12% 31% 17% 32% 125% 62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.64%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes one-time proxy cost of 0.01%.

Putnam Focused International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.53 $11.32 $9.96 $19.69 $15.45 $15.32
Income from investment operations
a
:
Net investment income (loss)
b
........ —
c
0.07 0.02 0.24
d
(0.09) (0.05)
Net realized and unrealized gains (losses) 1.30 2.15 1.59 (4.63) 4.33 0.18
Total from investment operations ........ 1.30 2.22 1.61 (4.39) 4.24 0.13
Less distributions from:
Net investment income .............. (0.42) (0.01) (0.25) (0.03) — —
Net realized gains ................. — — — (5.31) — —
Total distributions ................... (0.42) (0.01) (0.25) (5.34) — —
Net asset value, end of period .......... $14.41 $13.53 $11.32 $9.96 $19.69 $15.45
Total return
e
....................... 9.86% 19.59% 16.18% (29.74)% 27.44% 0.85%
Ratios to average net assets
f
Expenses
g
........................ 1.90%
h
1.92% 1.91% 1.86%
i
1.85% 1.88%
Net investment income (loss) .......... 0.07% 0.54% 0.21% 1.84%
d
(0.46)% (0.36)%
Supplemental data
Net assets, end of period (000’s) ........ $4,533 $4,917 $7,436 $9,277 $17,165 $18,122
Portfolio turnover rate ................ 12% 31% 17% 32% 125% 62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.76%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Includes one-time proxy cost of 0.01%.

Putnam Focused International Equity Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.04 $12.63 $11.08 $21.21 $16.55 $16.33
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.18 0.09 0.32
c
0.01 0.03
Net realized and unrealized gains (losses) 1.44 2.35 1.76 (5.11) 4.65 0.19
Total from investment operations ........ 1.48 2.53 1.85 (4.79) 4.66 0.22
Less distributions from:
Net investment income .............. (0.51) (0.12) (0.30) (0.03) — —
Net realized gains ................. — — — (5.31) — —
Total distributions ................... (0.51) (0.12) (0.30) (5.34) — —
Net asset value, end of period .......... $16.01 $15.04 $12.63 $11.08 $21.21 $16.55
Total return
d
....................... 10.14% 20.12% 16.79% (29.42)% 28.16% 1.35%
Ratios to average net assets
e
Expenses
f
......................... 1.40%
g
1.42% 1.41% 1.36%
h
1.35% 1.38%
Net investment income ............... 0.57% 1.17% 0.72% 2.25%
c
0.06% 0.18%
Supplemental data
Net assets, end of period (000’s) ........ $701 $697 $367 $419 $751 $752
Portfolio turnover rate ................ 12% 31% 17% 32% 125% 62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.65%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes one-time proxy cost of 0.01%.

Putnam Focused International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.20 $13.58 $11.91 $22.27 $17.49 $17.21
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.27 0.19 0.40
c
0.14 0.13
Net realized and unrealized gains (losses) 1.57 2.55 1.88 (5.42) 4.90 0.21
Total from investment operations ........ 1.66 2.82 2.07 (5.02) 5.04 0.34
Less distributions from:
Net investment income .............. (0.61) (0.20) (0.40) (0.03) (0.26) (0.06)
Net realized gains ................. — — — (5.31) — —
Total distributions ................... (0.61) (0.20) (0.40) (5.34) (0.26) (0.06)
Net asset value, end of period .......... $17.25 $16.20 $13.58 $11.91 $22.27 $17.49
Total return
d
....................... 10.62% 20.86% 17.51% (28.95)% 28.95% 1.99%
Ratios to average net assets
e
Expenses
f
......................... 0.78%
g
0.80% 0.78% 0.74%
h
0.73% 0.74%
Net investment income ............... 1.19% 1.71% 1.35% 2.67%
c
0.65% 0.78%
Supplemental data
Net assets, end of period (000’s) ........ $12,798 $23,917 $23,178 $18,763 $20,410 $19,620
Portfolio turnover rate ................ 12% 31% 17% 32% 125% 62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.21 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes one-time proxy cost of 0.01%.

Putnam Focused International Equity Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.09 $13.48 $11.83 $22.17 $17.40 $17.13
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.26 0.17 0.40
c
0.12 0.11
Net realized and unrealized gains (losses) 1.54 2.53 1.86 (5.40) 4.87 0.21
Total from investment operations ........ 1.63 2.79 2.03 (5.00) 4.99 0.32
Less distributions from:
Net investment income .............. (0.59) (0.18) (0.38) (0.03) (0.22) (0.05)
Net realized gains ................. — — — (5.31) — —
Total distributions ................... (0.59) (0.18) (0.38) (5.34) (0.22) (0.05)
Net asset value, end of period .......... $17.13 $16.09 $13.48 $11.83 $22.17 $17.40
Total return
d
....................... 10.43% 20.79% 17.28% (29.00)% 28.78% 1.83%
Ratios to average net assets
e
Expenses
f
......................... 0.90%
g
0.92% 0.91% 0.86%
h
0.85% 0.88%
Net investment income ............... 1.07% 1.63% 1.23% 2.68% 0.56% 0.64%
Supplemental data
Net assets, end of period (000’s) ........ $46,470 $43,314 $38,447 $36,113 $51,671 $42,867
Portfolio turnover rate ................ 12% 31% 17% 32% 125% 62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes one-time proxy cost of 0.01%.

Putnam Focused International Equity Fund
Schedule of Investments (unaudited), April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Banks 8.6%
AIB Group plc ...................................... Ireland 4,555,359 $ 30,616,842
HDFC Bank Ltd. .................................... India 923,488 20,976,065
National Bank of Greece SA ........................... Greece 1,501,196 15,932,894
67,525,801
Broadline Retail 4.9%
Alibaba Group Holding Ltd. ............................ China 1,830,300 27,326,436
a
Prosus NV ........................................ China 233,224 10,934,616
38,261,052
Capital Markets 5.6%
Bolsa Mexicana de Valores SAB de CV ................... Mexico 9,363,729 19,648,528
London Stock Exchange Group plc ...................... United Kingdom 154,924 24,123,452
43,771,980
Diversified Telecommunication Services 6.3%
Cogeco Communications, Inc. .......................... Canada 580,812 28,564,525
a
Liberty Global Ltd., A ................................. Belgium 1,839,870 20,146,577
48,711,102
Entertainment 4.1%
Universal Music Group NV ............................ Netherlands 1,098,987 32,316,230
Food Products 1.9%
Otoki Corp. ........................................ South Korea 51,800 14,589,662
Health Care Equipment & Supplies 1.9%
Sonova Holding AG .................................. Switzerland 47,233 14,520,084
Health Care Technology 2.9%
a,b
CompuGroup Medical SE & Co. KgaA .................... Germany 919,030 22,904,709
Household Durables 7.3%
Berkeley Group Holdings plc ........................... United Kingdom 272,028 15,163,739
Persimmon plc ..................................... United Kingdom 934,332 16,169,512
Sony Group Corp. ................................... Japan 964,700 25,451,485
56,784,736
Industrial Conglomerates 4.8%
Hikari Tsushin, Inc. .................................. Japan 67,600 18,750,726
a
SK Square Co. Ltd. .................................. South Korea 302,532 18,703,988
37,454,714
Insurance 4.8%
Admiral Group plc ................................... United Kingdom 855,623 37,213,133
Interactive Media & Services 5.2%
Alphabet, Inc., C .................................... United States 117,375 18,884,464
Rightmove plc ...................................... United Kingdom 2,195,209 21,680,234
40,564,698
IT Services 1.9%
Tata Consultancy Services Ltd. ......................... India 369,190 15,070,302
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd. ....................... Canada 635,966 18,249,539
a
International Petroleum Corp. .......................... Canada 1,645,962 22,491,480
40,741,019

Putnam Focused International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines 5.7%
Ryanair Holdings plc ................................. Italy 1,869,630 $ 44,505,628
Personal Care Products 1.9%
Unilever plc ........................................ United Kingdom 232,125 14,779,373
Pharmaceuticals 3.5%
AstraZeneca plc .................................... United Kingdom 103,545 14,834,553
Bayer AG ......................................... Germany 466,001 12,212,570
27,047,123
Semiconductors & Semiconductor Equipment 8.3%
ASML Holding NV ................................... Netherlands 25,634 17,160,475
Japan Material Co. Ltd. ............................... Japan 1,206,700 10,116,032
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 958,000 27,144,503
Tokyo Electron Ltd. .................................. Japan 67,800 10,095,311
64,516,321
Software 5.5%
Constellation Software, Inc. ............................ Canada 11,854 42,720,746
Trading Companies & Distributors 4.7%
ITOCHU Corp. ..................................... Japan 725,100 37,083,746
Total Common Stocks (Cost $658,899,126) ...................................
741,082,159
Preferred Stocks 1.8%
Technology Hardware, Storage & Peripherals 1.8%
c
Samsung Electronics Co. Ltd., 3.09% .................... South Korea 431,605 14,247,564
Total Preferred Stocks (Cost $17,629,102) ....................................
14,247,564
Total Long Term Investments (Cost $676,528,228) .............................
755,329,723
a
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
d,e
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 18,510,878 18,510,878
Total Money Market Funds (Cost $18,510,878) ................................
18,510,878
Total Short Term Investments (Cost $18,510,878 ) ..............................
18,510,878
a
Total Investments (Cost $695,039,106) 99.2% .................................
$773,840,601
Other Assets, less Liabilities 0.8% ...........................................
6,713,110
Net Assets 100.0% .........................................................
$780,553,711
a a a
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Focused International Equity Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(c).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
iTraxx Asia ex-
Japan IG 43 (1.00)% Quarterly 6/20/30 141,000,000 $ (365,209) $ (1,594,874) $ 1,229,665
Total Centrally Cleared Swap Contracts ............................ $(365,209) $(1,594,874) $1,229,665
Total Credit Default Swap Contracts ........................... $(365,209) $ (1,594,874) $1,229,665
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Abbreviations on page 27 .
See Note  8  regarding other derivative information.

Putnam Focused International Equity Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Focused
International
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $676,528,228
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 18,510,878
Value - Unaffiliated issuers .................................................................. $755,329,723
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 18,510,878
Cash .................................................................................... 2,942,193
Receivables:
Capital shares sold ........................................................................ 1,148,700
Dividends and interest ..................................................................... 427,799
European Union tax reclaims (Note 1 e ) ......................................................... 1,531,780
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 3,555,674
Variation margin on centrally cleared swap contracts ............................................... 125,460
Prepaid expenses .......................................................................... 349,840
Other assets .............................................................................. 339
Total assets .......................................................................... 783,922,386
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,266,005
Management fees ......................................................................... 388,915
Administrative fees ........................................................................ 3,489
Distribution fees .......................................................................... 142,924
Transfer agent fees ........................................................................ 311,740
Trustees' fees and expenses ................................................................. 405,785
Deferred taxes on unrealized appreciation ........................................................ 558,624
Accrued expenses and other liabilities ........................................................... 291,193
Total liabilities ......................................................................... 3,368,675
Net assets, at value ................................................................. $780,553,711
Net assets consist of:
Paid-in capital ............................................................................. $717,408,947
Total distributable earnings (losses) ............................................................. 63,144,764
Net assets, at value ................................................................. $780,553,711

Putnam Focused International Equity Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Focused
International
Equity Fund
Class A:
Net assets, at value ....................................................................... $716,051,252
Shares outstanding ........................................................................ 44,075,644
Net asset value per share
a,b
.................................................................. $16.25
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $17.24
Class C:
Net assets, at value ....................................................................... $4,533,473
Shares outstanding ........................................................................ 314,656
Net asset value and maximum offering price per share
a,b
............................................ $14.41
Class R:
Net assets, at value ....................................................................... $701,186
Shares outstanding ........................................................................ 43,798
Net asset value and maximum offering price per share
b
............................................. $16.01
Class R6:
Net assets, at value ....................................................................... $12,798,083
Shares outstanding ........................................................................ 741,948
Net asset value and maximum offering price per share
b
............................................. $17.25
Class Y:
Net assets, at value ....................................................................... $46,469,717
Shares outstanding ........................................................................ 2,712,707
Net asset value and maximum offering price per share
b
............................................. $17.13
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Focused International Equity Fund
Financial Statements
Statement of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Focused
International
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $663,055)
Unaffiliated issuers ........................................................................ $6,175,603
Non-controlled affiliates (Note 3 g ) ............................................................. 1,053,450
Interest:
Unaffiliated issuers ........................................................................ 73,864
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (93,948)
Non-controlled affiliates (Note 3 g ) ............................................................. 102,389
Other income (Note 1 e ) ...................................................................... 10
Total investment income ................................................................... 7,311,368
Expenses:
Management fees (Note 3 a ) ................................................................... 2,427,449
Administrative fees (Note 3 b ) .................................................................. 8,242
Distribution fees: (Note 3c )
    Class A ................................................................................ 846,148
    Class C ................................................................................ 22,430
    Class R ................................................................................ 1,541
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 573,652
    Class C ................................................................................ 3,801
    Class R ................................................................................ 522
    Class R6 ............................................................................... 4,299
    Class Y ................................................................................ 36,669
Custodian fees ............................................................................ 86,381
Reports to shareholders fees .................................................................. 63,734
Registration and filing fees .................................................................... 43,443
Professional fees ........................................................................... 58,975
Trustees' fees and expenses .................................................................. 12,736
Other .................................................................................... 4,462
Total expenses ......................................................................... 4,194,484
Expense reductions (Note 4) ............................................................... (863)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (6,862)
Net expenses ......................................................................... 4,186,759
Net investment income ................................................................ 3,124,609
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,262,983
Foreign currency transactions ................................................................ (373,651)
Swap contracts ........................................................................... 5,951,009
Net realized gain (loss) .................................................................. 23,840,341
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 46,321,264
Translation of other assets and liabilities denominated in foreign currencies .............................. 298,124
Swap contracts ........................................................................... 939,608
Change in deferred taxes on unrealized appreciation ............................................... (558,624)
Net change in unrealized appreciation (depreciation) ............................................ 47,000,372
Net realized and unrealized gain (loss) ............................................................ 70,840,713
Net increase (decrease) in net assets resulting from operations .......................................... $73,965,322

Putnam Focused International Equity Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Focused International Equity Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,124,609 $10,942,947
Net realized gain (loss) ................................................. 23,840,341 44,729,642
Net change in unrealized appreciation (depreciation) ........................... 47,000,372 86,852,948
Net increase (decrease) in net assets resulting from operations ................ 73,965,322 142,525,537
Distributions to shareholders:
Class A ............................................................. (24,210,785) (7,183,277)
Class C ............................................................. (141,427) (3,555)
Class R ............................................................. (20,231) (3,826)
Class R6 ............................................................ (888,365) (345,309)
Class Y ............................................................. (1,564,907) (522,669)
Total distributions to shareholders .......................................... (26,825,715) (8,058,636)
Capital share transactions: (Note 2 )
Class A ............................................................. (16,119,747) (66,318,250)
Class B ............................................................. — (1,897,059)
Class C ............................................................. (664,593) (3,715,334)
Class R ............................................................. (39,104) 261,630
Class R6 ............................................................ (11,343,180) (3,633,513)
Class Y ............................................................. 296,149 (2,551,339)
Total capital share transactions ............................................ (27,870,475) (77,853,865)
Net increase (decrease) in net assets ................................... 19,269,132 56,613,036
Net assets:
Beginning of period ..................................................... 761,284,579 704,671,543
End of period .......................................................... $780,553,711 $761,284,579

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Focused International Equity Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and
Class Y. Class C shares automatically convert to Class A
shares, after they have been held for 8 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At April 30, 2025, the
Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and  accretion of discount on debt securities are included in interest income. Dividend income is  recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 467,976 $7,173,947 900,352 $13,264,062
Shares issued in reinvestment of distributions .......... 1,549,461 22,761,580 467,579 6,747,161
Shares redeemed ............................... (3,033,608) (46,055,274) (5,765,993) (86,329,473)
Net increase (decrease) .......................... (1,016,171) $(16,119,747) (4,398,062) $(66,318,250)
Class B Shares:*
Shares sold ................................... — $— 711 $8,209
Shares redeemed ............................... — — (153,999) (1,905,268)
Net increase (decrease) .......................... — $— (153,288) $(1,897,059)
Class C Shares:
Shares sold ................................... 13,838 $184,835 21,597 $287,922
Shares issued in reinvestment of distributions .......... 10,771 140,671 275 3,542
Shares redeemed
a
.............................. (73,465) (990,099) (315,266) (4,006,798)
Net increase (decrease) .......................... (48,856) $(664,593) (293,394) $(3,715,334)
Class R Shares:
Shares sold ................................... 4,250 $64,681 30,696 $466,126
Shares issued in reinvestment of distributions .......... 1,396 20,221 266 3,786
Shares redeemed ............................... (8,194) (124,006) (13,696) (208,282)
Net increase (decrease) .......................... (2,548) $(39,104) 17,266 $261,630
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 82,354 $1,335,505 403,158 $6,418,548
Shares issued in reinvestment of distributions .......... 46,645 726,257 20,044 305,875
Shares redeemed ............................... (863,217) (13,404,942) (654,276) (10,357,936)
Net increase (decrease) .......................... (734,218) $(11,343,180) (231,074) $(3,633,513)
Class Y Shares:
Shares sold ................................... 259,716 $4,156,013 628,870 $9,823,132
Shares issued in reinvestment of distributions .......... 97,085 1,501,904 33,564 509,165
Shares redeemed ............................... (336,330) (5,361,768) (822,064) (12,883,636)
Net increase (decrease) .......................... 20,471 $296,149 (159,630) $(2,551,339)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the SCI ACWI ex USA Index (Net Returns) measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period.
This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the fund.
Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.653% of the fund’s average net assets, which included an effective base fee of 0.673% and a decrease of 0.020%
(75,018) based on performance.
Putnam Management retained Advisers as sub-advisor for the Fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Advisors provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisors based on the costs of Advisors in providing these services to the Fund, which may include a mark-up not to exceed
15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion,
0.615% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,055
CDSC retained .............................................................................. $57
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees’ fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fee and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Focused International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $77,730,813 $80,474,668 $(139,694,603) $— $— $18,510,878 18,510,878 $1,053,450
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.502% ............. $— $20,102,850 $(20,102,850) $— $— $— — $102,389
Total Affiliated Securities ... $77,730,813 $100,577,518 $(159,797,453) $— $— $18,510,878 $1,155,839
3. Transactions with Affiliates
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, aggregated
$95,078,069 and $84,895,861, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $7,464,499
Long term ................................................................................ $32,837,879
Total capital loss carryforwards ............................................................... $40,302,378
Cost of investments .......................................................................... $699,196,620
Unrealized appreciation ........................................................................ $152,488,316
Unrealized depreciation ........................................................................ (69,529,307)
Net unrealized appreciation (depreciation) .......................................................... $82,959,009

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended April 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2025, the average month end notional amount of swap contracts represented $68,829,328.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 27 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of Funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Focused International Equity Fund
Credit contracts ............
Variation margin on centrally
cleared swap contracts
$ 1,229,665
a
Variation margin on centrally
cleared swap contracts
$ —
Total .................... $1,229,665 $—
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Focused International Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Credit contracts ...............
Swap contracts $(240,542) Swap contracts $1,229,665
Equity contracts ..............
Swap contracts 6,191,551 Swap contracts (290,057)
Total ....................... $5,951,009 $939,608

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Focused International Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ — $ 67,525,801 $ — $ 67,525,801
Broadline Retail ....................... — 38,261,052 — 38,261,052
Capital Markets ........................ 19,648,528 24,123,452 — 43,771,980
Diversified Telecommunication Services ..... 48,711,102 — — 48,711,102
Entertainment ......................... — 32,316,230 — 32,316,230
Food Products ........................ — 14,589,662 — 14,589,662
Health Care Equipment & Supplies ......... — 14,520,084 — 14,520,084
Health Care Technology ................. — — 22,904,709 22,904,709
Household Durables .................... — 56,784,736 — 56,784,736
Industrial Conglomerates ................ — 37,454,714 — 37,454,714
Insurance ............................ — 37,213,133 — 37,213,133
Interactive Media & Services .............. 18,884,464 21,680,234 — 40,564,698
IT Services ........................... — 15,070,302 — 15,070,302
Oil, Gas & Consumable Fuels ............. 18,249,539 22,491,480 — 40,741,019
Passenger Airlines ..................... — 44,505,628 — 44,505,628
Personal Care Products ................. — 14,779,373 — 14,779,373
9. Credit Facility
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2025, the reconciliation is as follows:
Level 3 financial instruments include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Putnam Focused International Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Pharmaceuticals ....................... $ — $ 27,047,123 $ — $ 27,047,123
Semiconductors & Semiconductor Equipment . — 64,516,321 — 64,516,321
Software ............................. 42,720,746 — — 42,720,746
Trading Companies & Distributors .......... — 37,083,746 — 37,083,746
Preferred Stocks ......................... — 14,247,564 — 14,247,564
Short Term Investments ................... 18,510,878 — — 18,510,878
Total Investments in Securities ........... $166,725,257 $584,210,635
a
$22,904,709 $773,840,601
Other Financial Instruments:
Swap Contracts ......................... $— $1,229,665 $— $1,229,665
Total Other Financial Instruments ......... $— $1,229,665 $— $1,229,665
a
Includes foreign securities valued at $584,210,635, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Putnam Focused International Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Health Care Technology $ — $ — $ — $ 13,664,241 $ — $ — $ — $ 9,240,468 $ 22,904,709 $ 9,240,468
Warrants :
Application Software .. 1 — (15) — — — 15 (1) — —
Total Investments in
Securities ............ $1 $— $(15) $13,664,241 $— $— $15 $9,240,467 $22,904,709 $9,240,468
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
10. Fair Value Measurements
(continued)

Putnam Focused International Equity Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Cu r rency
USD
United States Dollar
11. Operating Segments
(continued)

Putnam Focused International Equity Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

38902-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein..

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Focused International Equity Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 26, 2025

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	June 26, 2025